Net Interest Income - Interest Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expenses [Abstract]
Time deposits		$ 33,236,039	$ 52,834,019	$ 35,573,477
Savings accounts deposits		2,700,162	3,749,806	9,186,451
Other liabilities		2,662,424	5,728,338	3,722,117
Bank loans		1,394,983	1,230,240	383,690
UVA clause adjustment	[1]	1,011,135	2,096,368	2,688,015
Interest on the lease liability		373,512	432,547
Premium for reverse repurchase agreements			3,598	230,784
Others		93,637	48,153	24,291
TOTAL		$ 41,471,892	$ 66,123,069	$ 51,808,825

[1]	Adjustment clause based on the variation of the consumer price index.